Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (36,772,143)	$ (43,888,242)	$ 4,430,941
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share of (income) loss from subsidiaries	46,869,641	12,380,350	(8,634,815)
Amortization expense		6,987,975	1,987,974
Share-based compensation	(153,034)	3,903,970	707,000
Loss on forgiveness of receivable from a subsidiary	1,600,517
Impairment of intangible assets		20,738,130
Changes in assets and liabilities:
Due from subsidiaries	(45,292,116)	127,102,949	(195,566,806)
Other current assets, net	(2,682,168)	400,545	210,904
Accrued liabilities and other payables		(53,603)	(7,973,877)
Due to subsidiaries	409,607
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(36,019,696)	127,572,074	(204,838,679)
Cash Flows from Investing Activities
Collections from short-term investments		15,000,000	25,835,000
Purchases of intangible assets		(10,000,000)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES		5,000,000	25,835,000
Cash Flows from Financing Activities
Proceeds from issuances of ordinary shares			254,727,705
NET CASH PROVIDED BY FINANCING ACTIVITIES			254,727,705
Effect of Foreign Exchange on Cash and Cash Equivalents	(3,780,565)	(1,760,012)	(2,465,348)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(39,800,261)	130,812,062	73,258,678
Cash and Cash Equivalents at Beginning of Year	212,388,959	81,576,897	8,318,219
Cash and Cash Equivalents at End of Year	172,588,698	212,388,959	81,576,897
Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	$ 98	$ 232